Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 17 – Subsequent events

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date of this audit report. No other events require adjustment to or disclosure in the consolidated financial statements other than the following:

On April 17, 2026, the Company entered into securities purchase agreements with certain investors for the issuance and sale of an aggregate of 62,000,000 ordinary shares of the Company at a purchase price of $0.105 per share, for aggregate gross proceeds of $6,510,000. As of the date of issuance of the consolidated financial statements, the Company had completed the transaction and received the proceeds in full.